PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Buildings	21,557	91,528	14,542
Machinery and equipment	87,653	121,617	19,323
Electronic and office equipment	6,950	8,691	1,381
Motor vehicles	5,768	18,605	2,956
Leasehold improvements	—	3,808	605
Software	1,138	1,638	260

	123,066	245,887	39,067
Less: Accumulated depreciation	(44,731)	(59,305)	(9,422)

Property, plant and equipment, net	78,335	186,582	29,645

Construction in progress	28,902	73,243	11,637

Total	107,237	259,825	41,282

Depreciation expense was RMB9,192,000, RMB10,365,000 and RMB15,880,000 (US$2,523,000) for the years ended December 31, 2009, 2010 and 2011, respectively, net of the amortization of deferred government grants (see note 17) and were included in the following captions:

	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Cost of revenue	7,291	8,475	10,284	1,634
Selling expenses	364	335	1,416	225
General and administrative expenses	1,396	1,282	2,430	386
Research and development expenses	141	273	1,750	278

	9,192	10,365	15,880	2,523